UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Albert D. Mason
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Albert Mason    Boston, MA     April 20, 2011
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 142
Form 13F Information Table Value Total: $463,413 (thousand)

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE

										VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER					TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	DSCRETN
BCD Semiconductor Manufacturing Ltd. ADS	ADR		055347207	266	30725	SH	Sole
Bank of Ireland ADR				ADR		46267Q103	0	270	SH	Sole
ChinaEdu Corp. ADR				ADR		16945L107	628	84100	SH	Sole
Energias de Portugal, SA ADR			ADR		268353109	4	110	SH	Sole
France Telecom SA ADR				ADR		35177Q105	3544	157440	SH	Sole
GlaxoSmithKline PLC ADR				ADR		37733W105	2328	60620	SH	Sole
Grupo Aeroportuario Del Pacifico SA ADR		ADR		400506101	2075	48825	SH	Sole
Heineken NV ADR					ADR		423012202	5560	203660	SH	Sole
Huaneng Power ADR				ADR		443304100	3432	146095	SH	Sole
Infosys Technologies Ltd. ADR			ADR		456788108	5538	77240	SH	Sole
Logitech International SA ADR			ADR		H50430232	4152	229040	SH	Sole
Mechel Open Joint Stock Co. ADR			ADR		583840103	4117	133700	SH	Sole
National Grid PLC ADS				ADR		636274300	4303	89565	SH	Sole
Novartis AG ADR					ADR		66987V109	4900	90150	SH	Sole
PetroChina Ltd. ADS				ADR		71646E100	4577	30060	SH	Sole
Rostelecom Long Distance ADR			ADR		778529107	838	22755	SH	Sole
Sanofi-Aventis ADR				ADR		80105N105	2017	57275	SH	Sole
Sasol Ltd. ADR					ADR		803866300	2372	40925	SH	Sole
Total SA ADR					ADR		89151E109	7089	116265	SH	Sole
AMP NZ Office Trust				COM		609327903	989	1580600	SH	Sole
Air Products & Chemicals Inc.			COM		009158106	4741	52575	SH	Sole
Anadarko Petroleum Corp.			COM		032511107	5815	70980	SH	Sole
Aptargroup, Inc					COM		038336103	6109	121860	SH	Sole
Automatic Data Processing Inc.			COM		053015103	5809	113220	SH	Sole
B & G Foods Inc.				COM		05508R106	2777	147955	SH	Sole
Bemis Co. Inc.					COM		081437105	4909	149610	SH	Sole
Betfair Group					COM		B44JTH908	12	750	SH	Sole
Brady Corp.					COM		104674106	5590	156625	SH	Sole
C.R. Bard Inc.					COM		067383109	3109	31290	SH	Sole
CPL Resources PLC				COM		G4817M109	302	76010	SH	Sole
Church & Dwight Co., Inc.			COM		171340102	2313	29150	SH	Sole
Clorox Co.					COM		189054109	5601	79935	SH	Sole
Colgate-Palmolive Co.				COM		194162103	6354	78680	SH	Sole
Cominar REIT					COM		199910100	5986	256521	SH	Sole
Commercial Vehicle Group Inc.			COM		202608105	4	200	SH	Sole
Corn Products International Inc.		COM		219023108	6053	116815	SH	Sole
DPL, Inc.					COM		233293109	4524	165035	SH	Sole
Deswell Industries Inc.				COM		250639101	20	6525	SH	Sole
Ecolab, Inc.					COM		278865100	5168	101285	SH	Sole
Emerson Electric Co.				COM		291011104	4773	81685	SH	Sole
Enerplus Resources Fund Trust			COM		292766102	3120	98540	SH	Sole
Exxon Mobil Corp.				COM		30231G102	3431	40780	SH	Sole
Fabrinet 					COM		G3323L100	1790	88800	SH	Sole
Fiserv Inc.					COM		337738108	5465	87130	SH	Sole
General Electric Co.				COM		369604103	1546	77105	SH	Sole
General Mills Inc.				COM		370334104	5181	141760	SH	Sole
Genworth MI Canada Inc.				COM		37252B953	280	10395	SH	Sole
Getty Realty Corp.				COM		374297109	3980	173960	SH	Sole
Gladstone Commercial Corp.			COM		376536108	2949	161680	SH	Sole
Graco, Inc.					COM		384109104	6356	139730	SH	Sole
Grainger, WW Inc.				COM		384802104	5690	41330	SH	Sole
Grontmij NV-CVA					COM		N37558199	1446	66168	SH	Sole
H.J. Heinz Co.					COM		423074103	3110	63710	SH	Sole
Heineken NV					COM		N39427211	582	10640	SH	Sole
Hormel Foods Corp.				COM		440452100	6166	221485	SH	Sole
Irish Life & Permanent Group (IRE)		COM		B59NF0903	2	3675	SH	Sole
Irish Life & Permanent Group (UK)		COM		B59NXW903	0	700	SH	Sole
Jacob Engineering Group				COM		469814107	5329	103615	SH	Sole
Johnson & Johnson				COM		478160104	4185	70625	SH	Sole
Lakeview Hotel REIT A				COM		512223306	35	85300	SH	Sole
Lakeview Hotel REIT B				COM		512223108	49	118000	SH	Sole
Lanesborough REIT				COM		515555100	55	126725	SH	Sole
Liberty Property Trust				COM		531172104	2525	76750	SH	Sole
Mack-Cali Realty Corp.				COM		554489104	2459	72530	SH	Sole
Marathon Oil Corp.				COM		565849106	6049	113461	SH	Sole
Marshall & Ilsley Corp.				COM		571837103	2	300	SH	Sole
McCormick & Co. Inc.				COM		579780206	5244	109630	SH	Sole
McDonald's Corp.				COM		580135101	6189	81340	SH	Sole
Mettler-Toledo International, Inc.		COM		592688105	6846	39805	SH	Sole
Monmouth Real Estate Investment Corp.		COM		609720107	4654	566832	SH	Sole
Narrowstep Inc.					COM		631082203	0	1000	SH	Sole
Norfolk & Southern Corp.			COM		655844108	7824	112955	SH	Sole
Omnicom Group					COM		681919106	5203	106045	SH	Sole
Parker Hannafin					COM		701094104	5	50	SH	Sole
Paychex, Inc.					COM		704326107	4569	145565	SH	Sole
Peabody Energy Corp.				COM		704549104	7106	98745	SH	Sole
Pembina Pipeline Corp.				COM		706327954	32	1375	SH	Sole
Pengrowth Energy Trust				COM		70706P104	1291	93375	SH	Sole
Penn West Energy Trust				COM		74005P104	5650	55610	SH	Sole
Praxair, Inc.					COM		74005P104	5650	55610	SH	Sole
Primaris Retail REIT				COM		74157U950	5844	266910	SH	Sole
Prosperity Bancshares Inc.			COM		743606105	5971	139610	SH	Sole
Ramco Gershenson Properties Trust		COM		751452202	8	670	SH	Sole
Realty Income Corp.				COM		756109104	3068	87795	SH	Sole
SNC-Lavalin Group Inc.				COM		78460T105	5588	98400	SH	Sole
Schneider Electric SA				COM		483410007	5590	32665	SH	Sole
Sherwin-Williams Co.				COM		824348106	5408	64390	SH	Sole
Sonic Automotive Inc				COM		83545G102	4	280	SH	Sole
St. Gobain					COM		738048909	2373	38700	SH	Sole
State Street Corp.				COM		857477103	4860	108140	SH	Sole
Toronto Dominion Bank				COM		891160509	6391	72145	SH	Sole
Tullow Oil PLC					COM		015008907	6718	289435	SH	Sole
UMH Properties Inc.				COM		903002103	8	840	SH	Sole
Urstadt Biddle Properties A			COM		917286205	2271	119380	SH	Sole
Urstadt Biddle Properties B			COM		917286106	429	26720	SH	Sole
Vermilion Energy Trust				COM		923725956	2957	56925	SH	Sole
Weight Watchers International, Inc.		COM		948626106	3636	51865	SH	Sole
Alexandria Real Estate 8.375% Pfd C		PFD		015271406	1303	50900	SH	Sole
Brandywine Realty Trust 7.5% Pfd C		PFD		105368401	3630	144965	SH	Sole
CBL & Associates Inc. 7.75% Pfd C		PFD		124830506	2823	113385	SH	Sole
Cedar Shopping Centers 8.875% Pfd A		PFD		150602308	2715	108380	SH	Sole
Corporate Office Prop. Trust 7.5% Pfd H		PFD		22002T603	2077	82730	SH	Sole
DuPont Fabros Technology 7.875% Pfd A		PFD		26613Q205	1536	61300	SH	Sole
First Industrial Realty Trust 7.25% Pfd 	PFD		32054K798	1945	84925	SH	Sole
First Potomac Realty Trust 7.75% Pfd A		PFD		33610F307	2104	84438	SH	Sole
GMX Resources Inc. 9.25% Pfd B			PFD		38011M405	1561	65050	SH	Sole
Gladstone Commercial Corp. 7.5% Pfd B		PFD		376536306	1705	69399	SH	Sole
Gladstone Commercial Corp. 7.75% Pfd A		PFD		376536207	1341	52727	SH	Sole
Highwood Properties 8% Pfd B			PFD		431284306	1976	77805	SH	Sole
Kilroy Realty Corp. 7.8% Pfd E			PFD		49427F405	2683	105530	SH	Sole
Kimco Realty Corp. 7.75% Pfd G			PFD		49446R844	1430	55295	SH	Sole
Kite Realty Group Trust 8.25% Pfd A		PFD		49803T201	2863	117325	SH	Sole
LBA Realty Fund II WBP Inc. 7.625% Pfd B	PFD		501777304	9511	442370	SH	Sole
Lexington Realty Trust 8.05% Pfd B		PFD		529043200	1447	57775	SH	Sole
Monmouth REIT 7.625% Pfd A			PFD		609720206	25	1000	SH	Sole
NPB Cap Trust II 7.85% Pfd			PFD		62935R209	394	15685	SH	Sole
Old Second Cap Trust I 7.8% Pfd			PFD		680280104	239	79760	SH	Sole
PS Business Parks Inc. 7.375% Pfd O		PFD		69360J750	2392	95125	SH	Sole
Parkway Properties Inc. 8% Pfd D		PFD		70159Q401	417	16825	SH	Sole
Realty Income Corp. 6.75% Pfd E			PFD		756109708	1703	66820	SH	Sole
Saul Centers 8% Pfd A				PFD		804395200	2262	88689	SH	Sole
Sterling Bank Cap Trust III 8.3% Pfd		PFD		85915Q206	33	1300	SH	Sole
Urstadt Biddle Properties Inc. 7.5% Pfd 	PFD		917286502	2294	89080	SH	Sole
Vornado Realty Trust 6.625% Pfd G		PFD		929042802	506	20900	SH	Sole
Vornado Realty Trust 6.625% Pfd I		PFD		929042877	782	32195	SH	Sole
Vornado Realty Trust 6.75% Pfd H		PFD		929042885	332	13560	SH	Sole
Weingarten Realty Investors 6.50% Pfd F		PFD		948741889	2085	87716	SH	Sole
Weingarten Realty Investors 6.95% Pfd E		PFD		948741608	331	13600	SH	Sole
Zion Bancorporation 11% Pfd E			PFD		989701875	899	33000	SH	Sole
Zion Cap Trust 8% Pfd B				PFD		989703202	1014	39675	SH	Sole
Amerigas Partners LP				UNIT LTD PARTN	030975106	5257	109375	SH	Sole
Buckeye Partners LP				UNIT LTD PARTN	118230101	7303	114930	SH	Sole
Enterprise Products Partners LP			UNIT LTD PARTN	293792107	8207	190595	SH	Sole
Ferrellgas Partners LP				UNIT LTD PARTN	315293100	5265	202485	SH	Sole
Global Partners LP				UNIT LTD PARTN	37946R109	2014	77455	SH	Sole
Kinder Morgan Energy Partners LP		UNIT LTD PARTN	494550106	8465	114254	SH	Sole
Oneok Partners LP				UNIT LTD PARTN	68268N103	8325	101090	SH	Sole
Penn Virginia Resources LP			UNIT LTD PARTN	707884102	3927	141770	SH	Sole
Plains All American Pipeline LP			UNIT LTD PARTN	726503105	7613	119455	SH	Sole
Sunoco Logistics Partners LP			UNIT LTD PARTN	86764L108	8105	93395	SH	Sole
TC Pipelines LP					UNIT LTD PARTN	87233Q108	8471	162837	SH	Sole
Teekay LNG Partners LP				UNIT LTD PARTN	Y8564M105	2577	62865	SH	Sole